INCOME TAX - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax expense	$ (99)	$ (71)	$ (89)
Adjustments in respect of current income tax of previous years	1	(28)	5
Income tax expense reported in the income statement	$ (98)	$ (99)	$ (84)